STOCK-BASED COMPENSATION (Details Narrative) - USD ($)		3 Months Ended				6 Months Ended	9 Months Ended
	Sep. 13, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, nonvested vested and unreleased			2,005,000
[custom:StockIssuedDuringPeriodSharesRestrictedStockAwardVestedForfeited]	1,705,000
[custom:StockIssuedDuringPeriodSharesRestrictedStockAwardUnvestedForfeited]	3,000,000
Share-Based Payment Arrangement, Expense							$ 5,590,485
[custom:SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsVestedAndUnreleasedInPeriodFairValue-0]		$ 16,439					16,439
Share based compensation option vested			600,000
Share based compensation							$ 5,590,485
Titan Merger Acquisition [Member] | Series C Preferred Stock [Member] | Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation option vested							70,100
Share based compensation							$ 5,586,796
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Expense					$ 0		5,590,485
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount		$ 0					0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested in Period, Fair Value							$ 3,510	$ 0